Putnam Mortgage Opportunities Fund
The fund's portfolio
2/29/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$88,136	$98,878
5.00%, 5/20/49	205,884	228,990
4.50%, TBA, 3/1/50	2,000,000	2,102,109
4.50%, with due dates from 10/20/49 to 1/20/50	229,159	253,011
4.00%, TBA, 3/1/50	2,000,000	2,082,188
4.00%, with due dates from 8/20/49 to 1/20/50	529,271	571,071
3.50%, with due dates from 8/20/49 to 11/20/49	1,540,030	1,650,722

		6,986,969
U.S. Government Agency Mortgage Obligations (57.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	187,731	209,178
4.50%, 5/1/49	69,664	76,528
Uniform Mortgage-Backed Securities
5.00%, TBA, 3/1/50	1,000,000	1,082,500
4.00%, TBA, 3/1/50	15,000,000	15,799,218
3.00%, TBA, 4/1/50	78,000,000	80,251,642
3.00%, TBA, 3/1/50	118,000,000	121,530,784
2.50%, TBA, 3/1/50	11,000,000	11,220,000

		230,169,850

Total U.S. government and agency mortgage obligations (cost $235,397,257)		$237,156,819

MORTGAGE-BACKED SECURITIES (58.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (33.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$1,035,154	$259,035
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	804,909	183,684
REMICs Ser. 4560, IO, 5.803%, 5/15/39	1,609,645	316,224
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 5.292%, 3/15/41	96,564	18,356
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 5.042%, 2/15/41	60,133	7,291
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 5.042%, 7/15/40	537,774	47,395
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.992%, 4/15/40	323,988	35,593
REMICs IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.892%, 5/15/41	1,247,087	138,772
REMICs IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.892%, 10/15/36	1,207,131	66,007
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.892%, 10/15/33	2,696,008	538,652
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.842%, 10/15/40	435,316	80,951
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.542%, 7/15/48	4,776,698	746,359
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.542%, 5/15/48	5,107,014	631,789
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.542%, 11/15/47	11,389,200	1,581,163
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	16,113,805	3,222,752
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	195,126	26,830
REMICs Ser. 4127, Class PI, IO, 4.50%, 7/15/42	1,218,863	152,607
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	337,573	36,547
REMICs Ser. 3714, Class KI, IO, 4.50%, 11/15/39	469,154	22,168
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 8/15/56	5,155,312	1,249,545
REMICs IFB Ser. 4290, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 7/15/35	8,224,657	1,577,862
REMICs IFB Ser. 4922, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 8/25/49	5,716,034	1,028,315
REMICs IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 5/15/39	1,044,789	37,177
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 8/15/38	33,539	1,482
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.342%, 8/25/49	4,336,026	666,751
REMICs IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.292%, 1/15/42	535,454	89,560
REMICs Ser. 4707, Class AI, IO, 4.00%, 7/15/47	1,425,755	142,575
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	1,147,682	123,376
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	492,331	56,618
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	163,074	22,109
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	62,295	8,189
REMICs Ser. 4462, Class PI, IO, 4.00%, 4/15/45	74,363	10,160
REMICs Ser. 4425, IO, 4.00%, 1/15/45	418,017	51,257
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	63,700	11,657
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	277,941	36,132
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	46,264	6,188
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	37,628	2,950
REMICs Ser. 4386, Class IL, IO, 4.00%, 12/15/43	671,286	51,219
REMICs Ser. 4299, Class JI, IO, 4.00%, 7/15/43	265,556	23,900
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	377,104	46,352
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	421,300	37,850
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	382,115	21,551
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	420,333	38,738
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	62,080	6,504
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	135,580	12,210
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,040,879	101,652
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	117,373	11,632
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	121,239	12,874
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	289,925	26,514
REMICs Ser. 4475, Class CI, IO, 3.50%, 1/15/44	1,634,768	93,045
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	62,086	2,996
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	326,036	11,894
REMICs Ser. 4663, Class TI, IO, 3.50%, 10/15/42	242,437	5,995
REMICs Ser. 4413, Class HI, IO, 3.50%, 3/15/40	1,176,129	54,396
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	670,678	26,827
REMICs Ser. 3904, Class NI, IO, 3.50%, 8/15/26	444,889	28,944
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	1,384,718	128,043
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	1,203,302	97,550
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	372,114	16,422
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	74,181	4,539
REMICs Ser. 4550, Class AI, IO, 3.00%, 10/15/40	1,218,084	79,784
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	361,644	11,733
REMICs Ser. 4656, Class AI, IO, 3.00%, 9/15/37	851,504	16,034
REMICs Ser. 4666, Class AI, IO, 3.00%, 9/15/35	143,812	2,689
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.647%, 5/25/40	17,646	21,220
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	791,455	214,460
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	95,951	20,349
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	433,705	104,402
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	2,019,726	399,929
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	174,894	5,495
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,563,528	266,198
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	454,279	84,324
REMICs Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	1,176,915	210,683
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	1,649,879	241,295
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.973%, 9/25/43	713,578	146,328
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.823%, 4/25/42	208,952	38,588
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.773%, 4/25/40	157,259	31,648
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.623%, 6/25/48	2,868,132	544,454
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.623%, 1/25/45	2,393,220	465,936
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.573%, 6/25/48	6,845,629	954,703
REMICs IFB Ser. 18-39, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.573%, 6/25/48	16,044,577	2,361,601
REMICs IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.573%, 6/25/40	54,374	3,024
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.523%, 5/25/49	5,830,109	1,124,803
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	361,533	61,025
REMICs Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	1,954,857	136,840
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 5/25/49	6,735,615	1,222,649
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 4/25/49	3,597,766	777,230
REMICs IFB Ser. 19-5, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 3/25/49	6,461,242	1,298,961
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 2/25/47	4,286,798	919,433
REMICs IFB Ser. 16-88, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 12/25/46	2,835,838	605,271
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 12/25/46	5,858,715	1,113,156
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 11/25/46	1,791,570	365,667
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 11/25/46	4,870,033	857,126
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 9/25/46	1,377,331	259,788
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 5/25/39	3,716,548	780,419
REMICs IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.473%, 4/25/39	38,571	1,905
REMICs IFB Ser. 17-16, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.08%), 4.453%, 3/25/47	3,199,983	891,995
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 10/25/49	7,979,973	1,445,189
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 10/25/49	6,345,975	502,982
REMICs IFB Ser. 19-50, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 9/25/49	11,110,922	2,041,632
REMICs IFB Ser. 19-41, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 8/25/49	11,507,248	2,292,573
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 8/25/49	9,259,873	1,608,903
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 6/25/49	7,194,284	1,099,065
REMICs IFB Ser. 19-28, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 6/25/49	11,496,177	2,040,534
REMICs IFB Ser. 19-32, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 6/25/49	11,335,445	2,207,011
REMICs IFB Ser. 19-21, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 5/25/49	6,810,108	1,161,296
REMICs IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 4.423%, 9/25/42	290,040	60,981
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.373%, 11/25/49	8,048,556	1,177,101
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.373%, 11/25/49	10,277,770	1,847,347
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.373%, 8/25/46	6,244,038	1,384,178
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.373%, 12/25/41	6,813,712	1,558,728
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.373%, 2/25/41	1,833,852	207,539
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.373%, 7/25/39	569,971	32,398
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 4.273%, 10/25/41	494,664	77,910
Ser. 422, Class 422, IO, 4.00%, 12/25/45	5,724,098	894,390
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	1,509,039	174,744
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	1,923,849	204,024
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	327,401	37,153
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	444,744	52,813
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	275,745	15,902
REMICs Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	281,054	29,945
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	1,507,328	189,908
REMICs Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	84,698	2,386
REMICs Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	587,093	62,455
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	201,951	19,880
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,341,691	218,194
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	2,506,312	119,869
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	125,045	10,678
REMICs Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	68,339	2,392
REMICs Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	574,590	4,528
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	55,786	4,672
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	180,560	7,479
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	344,301	15,139
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	310,336	19,004
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	737,758	34,815
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	1,152,913	250,314
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	62,790	13,500
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	988,434	217,456
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	181,570	20,200
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 5.103%, 1/20/43	3,523,702	788,451
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 5.053%, 12/20/43	1,555,165	339,213
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 5.032%, 11/16/41	1,029,648	248,351
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 5.022%, 1/16/40	2,741,326	407,772
Ser. 18-77, IO, 5.00%, 6/20/48	1,094,806	162,130
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	564,037	132,051
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	166,380	32,444
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	1,942,354	360,307
Ser. 16-42, IO, 5.00%, 2/20/46	397,668	73,122
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	630,085	92,087
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	649,054	125,832
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,591,013	328,212
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	961,142	195,717
Ser. 14-132, IO, 5.00%, 9/20/44	1,634,150	341,684
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	42,039	8,299
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	250,108	46,420
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	580,737	125,573
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	18,896	3,660
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	935,162	114,707
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	86,254	17,156
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	19,080	3,864
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	1,090,776	218,831
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	113,713	22,233
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.953%, 4/20/38	60,625	14,853
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.903%, 12/20/38	52,720	1,250
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.842%, 8/16/38	772,936	18,357
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.603%, 7/20/48	1,351,548	211,179
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.553%, 6/20/48	1,531,328	225,871
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.542%, 9/16/44	3,700,066	1,119,270
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.503%, 10/20/49	13,861,932	2,266,485
IFB Ser. 19-23, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.503%, 2/20/49	6,760,427	1,149,273
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.503%, 11/20/43	2,284,666	436,942
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.503%, 3/20/43	474,113	54,490
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,686,075	288,740
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	157,876	25,457
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	56,400	6,953
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	5,217,042	1,073,418
Ser. 16-49, IO, 4.50%, 11/16/45	526,992	102,278
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	5,702,943	1,155,074
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	13,487,865	2,371,976
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	75,129	13,145
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	881,009	88,136
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	91,948	18,849
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	372,420	67,614
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	534,678	68,171
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	59,115	7,950
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	236,007	40,855
Ser. 12-129, IO, 4.50%, 11/16/42	113,537	23,080
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	79,947	16,118
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	827,098	125,067
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	564,188	28,837
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	53,686	9,529
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	40,126	6,757
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	27,526	4,721
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	3,089,016	593,060
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	1,394,852	258,606
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.492%, 1/16/44	3,281,676	606,454
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.492%, 9/16/43	9,137,580	1,925,974
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 8/20/49	11,522,180	1,703,911
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 7/20/49	10,365,791	1,733,057
IFB Ser. 19-83, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 7/20/49	7,675,800	1,141,775
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 7/20/49	16,652,456	2,201,288
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 7/20/49	8,421,592	1,447,503
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 6/20/49	9,446,226	1,305,516
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 10/20/45	61,480	13,105
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 4/20/44	817,547	165,144
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 4/20/44	46,484	9,268
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 2/20/44	4,491,623	904,550
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 1/20/44	5,111,038	992,124
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.453%, 12/20/43	42,921	8,676
IFB Ser. 19-112, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.07%), 4.423%, 9/20/49	6,819,745	1,261,653
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 1/20/50	9,321,993	1,957,619
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 12/20/49	17,051,325	2,792,155
IFB Ser. 19-143, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 9/20/49	6,738,854	974,708
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 8/20/49	318,758	40,243
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 6/20/49	476,560	76,250
IFB Ser. 19-89, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 4/20/49	10,534,545	1,470,528
IFB Ser. 19-15, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 2/20/49	9,065,421	1,540,396
IFB Ser. 19-6, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 1/20/49	14,162,774	1,929,678
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.403%, 6/20/43	1,743,229	370,935
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 12/2/21	1,400,000	206,500
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.353%, 10/20/49	5,069,261	1,347,714
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.353%, 7/20/40	84,834	5,758
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.353%, 11/20/39	212,124	14,382
IFB Ser. 16-167, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.353%, 4/20/38	9,329	39
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	8,785,911	1,400,298
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	1,022,140	124,126
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	796,912	59,768
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	1,020,120	132,616
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	776,754	66,024
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	586,959	84,557
Ser. 16-69, IO, 4.00%, 5/20/46	106,200	14,789
Ser. 16-29, IO, 4.00%, 2/16/46	383,061	66,078
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	102,777	15,954
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	72,375	10,901
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	371,493	44,464
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	253,593	24,426
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	4,074,327	658,737
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	141,869	26,629
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	65,164	9,134
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	66,204	7,928
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	6,799,973	849,997
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,540,826	138,674
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	1,163,648	55,273
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	1,421,955	133,519
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	1,307,602	163,487
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	355,441	33,127
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,702,375	337,479
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	229,767	21,129
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	163,066	24,709
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	238,777	20,967
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	18,400	191
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	7,121,655	1,109,871
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	925,206	45,359
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	82,720	3,243
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	69,511	8,063
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,771,133	168,102
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	123,313	15,513
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	222,389	25,351
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	52,959	7,933
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,619,501	41,631
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	83,782	7,630
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	54,322	5,258
Ser. 13-14, IO, 3.50%, 12/20/42	84,443	7,544
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	758,323	139,131
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	69,057	5,138
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	3,315,177	223,018
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,988,167	191,361
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	266,946	13,014
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	743,925	33,543
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	43,390	1,200
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	441,426	13,710
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	634,929	40,001
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	356,494	15,359
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	919,931	70,430
Ser. 16-H18, Class QI, IO, 3.104%, 6/20/66(WAC)	2,104,892	240,547
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	658,008	39,546
Ser. 17-H03, Class CI, IO, 2.875%, 12/20/66(WAC)	2,686,300	308,924
Ser. 16-H14, Class AI, IO, 2.837%, 6/20/66(WAC)	186,312	18,110
Ser. 17-H22, Class EI, IO, 2.797%, 10/20/67(WAC)	1,289,237	135,370
Ser. 15-H10, Class HI, IO, 2.766%, 4/20/65(WAC)	176,540	15,218
Ser. 17-H03, Class DI, IO, 2.725%, 12/20/66(WAC)	2,956,644	362,189
FRB Ser. 15-H16, Class XI, IO, 2.72%, 7/20/65(WAC)	80,912	8,294
Ser. 17-H21, Class AI, IO, 2.686%, 10/20/67(WAC)	6,759,213	719,633
Ser. 15-H13, Class AI, IO, 2.685%, 6/20/65(WAC)	308,205	27,353
Ser. 17-H20, Class GI, IO, 2.654%, 9/20/67(WAC)	5,565,719	605,272
Ser. 20-H04, Class AI, IO, 2.626%, 2/20/70	15,807,000	1,768,408
Ser. 16-H20, Class NI, IO, 2.619%, 9/20/66(WAC)	740,323	73,107
Ser. 19-H09, Class EI, IO, 2.592%, 4/20/69(WAC)	3,735,036	443,535
Ser. 16-H27, Class BI, IO, 2.566%, 12/20/66(WAC)	805,200	90,303
Ser. 17-H05, Class CI, IO, 2.557%, 2/20/67(WAC)	7,069,875	884,434
Ser. 19-H14, Class IB, IO, 2.555%, 8/20/69(WAC)	405,915	49,217
Ser. 17-H03, Class AI, IO, 2.554%, 12/20/66(WAC)	1,383,959	150,505
Ser. 19-H03, Class AI, IO, 2.552%, 11/20/68(WAC)	12,518,061	1,392,634
Ser. 16-H23, Class NI, IO, 2.551%, 10/20/66(WAC)	253,353	27,565
Ser. 16-H17, Class DI, IO, 2.535%, 7/20/66(WAC)	2,219,494	215,309
Ser. 17-H16, Class JI, IO, 2.506%, 8/20/67(WAC)	554,075	75,493
Ser. 16-H21, Class AI, IO, 2.497%, 9/20/66(WAC)	3,404,362	378,735
Ser. 17-H18, Class DI, IO, 2.481%, 9/20/67(WAC)	1,491,230	178,948
Ser. 17-H03, Class EI, IO, 2.479%, 1/20/67(WAC)	630,556	95,372
Ser. 16-H22, Class AI, IO, 2.474%, 10/20/66(WAC)	4,693,557	496,813
Ser. 17-H02, Class BI, IO, 2.473%, 1/20/67(WAC)	2,964,742	355,250
FRB Ser. 16-H16, Class DI, IO, 2.467%, 6/20/66(WAC)	955,861	99,171
Ser. 17-H22, Class DI, IO, 2.459%, 11/20/67(WAC)	3,436,107	468,170
Ser. 15-H20, Class CI, IO, 2.414%, 8/20/65(WAC)	145,353	13,938
Ser. 18-H01, Class AI, IO, 2.408%, 1/20/68(WAC)	8,221,354	1,067,132
Ser. 18-H07, Class IE, IO, 2.396%, 2/20/68(WAC)	8,508,289	563,674
Ser. 10-H22, Class CI, IO, 2.376%, 10/20/60(WAC)	273,192	14,001
Ser. 17-H20, Class AI, IO, 2.354%, 10/20/67(WAC)	3,366,639	395,580
Ser. 17-H20, Class DI, IO, 2.354%, 10/20/67(WAC)	1,355,525	188,970
Ser. 18-H11, Class JI, IO, 2.334%, 7/20/68(WAC)	3,548,973	425,167
Ser. 17-H20, Class HI, IO, 2.305%, 10/20/67(WAC)	1,100,481	144,438
Ser. 16-H06, Class AI, IO, 2.213%, 2/20/66	1,591,651	139,319
Ser. 17-H14, Class JI, IO, 2.19%, 6/20/67(WAC)	2,156,688	299,240
Ser. 17-H11, Class NI, IO, 2.18%, 5/20/67(WAC)	4,563,903	496,909
Ser. 16-H04, Class KI, IO, 2.137%, 2/20/66(WAC)	106,695	7,735
Ser. 16-H24, IO, 2.134%, 9/20/66(WAC)	334,912	37,259
Ser. 18-H11, Class AI, IO, 2.116%, 2/20/68(WAC)	3,301,584	383,809
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66(WAC)	175,001	14,000
Ser. 15-H29, Class HI, IO, 2.097%, 9/20/65(WAC)	2,480,341	179,825
Ser. 17-H13, Class QI, IO, 2.086%, 6/20/67(WAC)	2,005,761	217,874
Ser. 16-H27, Class EI, IO, 2.08%, 12/20/66(WAC)	4,020,738	368,778
Ser. 15-H25, Class BI, IO, 2.08%, 10/20/65(WAC)	124,828	11,522
Ser. 16-H06, Class HI, IO, 2.079%, 2/20/66	163,163	13,362
Ser. 17-H16, Class IB, IO, 2.061%, 8/20/67(WAC)	4,866,238	428,896
Ser. 17-H08, Class NI, IO, 2.057%, 3/20/67(WAC)	524,499	57,747
Ser. 15-H22, Class HI, IO, 2.056%, 8/20/65(WAC)	2,837,096	285,128
Ser. 17-H19, Class MI, IO, 2.053%, 4/20/67(WAC)	1,227,051	129,209
Ser. 15-H24, Class HI, IO, 2.039%, 9/20/65(WAC)	170,095	11,011
Ser. 17-H06, Class BI, IO, 2.008%, 2/20/67(WAC)	1,208,779	133,570
Ser. 16-H26, Class KI, IO, 2.002%, 11/20/66(WAC)	3,902,829	302,469
Ser. 15-H25, Class CI, IO, 1.994%, 10/20/65(WAC)	121,040	10,785
Ser. 15-H26, Class DI, IO, 1.985%, 10/20/65(WAC)	121,018	10,873
Ser. 15-H15, Class JI, IO, 1.977%, 6/20/65(WAC)	166,757	15,625
Ser. 17-H09, Class DI, IO, 1.916%, 3/20/67(WAC)	1,785,411	152,169
Ser. 17-H16, Class HI, IO, 1.901%, 8/20/67(WAC)	3,309,173	306,099
Ser. 17-H11, Class DI, IO, 1.889%, 5/20/67(WAC)	369,901	40,689
Ser. 15-H23, Class DI, IO, 1.868%, 9/20/65(WAC)	151,235	12,844
Ser. 16-H22, IO, 1.865%, 10/20/66(WAC)	4,255,497	326,443
Ser. 17-H09, IO, 1.858%, 4/20/67(WAC)	499,963	47,496
Ser. 15-H25, Class EI, IO, 1.858%, 10/20/65(WAC)	142,412	12,119
Ser. 15-H18, Class IA, IO, 1.837%, 6/20/65(WAC)	115,054	6,984
Ser. 15-H20, Class AI, IO, 1.831%, 8/20/65(WAC)	139,348	11,914
Ser. 15-H10, Class CI, IO, 1.814%, 4/20/65(WAC)	150,868	12,263
Ser. 15-H26, Class GI, IO, 1.80%, 10/20/65(WAC)	81,362	6,834
Ser. 17-H08, Class DI, IO, 1.798%, 2/20/67(WAC)	838,941	136,328
Ser. 17-H06, Class DI, IO, 1.782%, 2/20/67(WAC)	756,009	60,556
Ser. 17-H10, Class MI, IO, 1.76%, 4/20/67(WAC)	5,604,470	521,776
Ser. 13-H15, Class CI, IO, 1.753%, 7/20/63(WAC)	2,294,015	73,824
Ser. 14-H21, Class AI, IO, 1.752%, 10/20/64(WAC)	179,425	13,612
Ser. 15-H23, Class BI, IO, 1.748%, 9/20/65(WAC)	99,165	7,765
Ser. 15-H26, Class EI, IO, 1.731%, 10/20/65(WAC)	196,732	16,722
Ser. 15-H03, Class DI, IO, 1.726%, 1/20/65(WAC)	260,746	23,024
Ser. 17-H14, Class DI, IO, 1.71%, 6/20/67(WAC)	573,298	35,700
Ser. 16-H24, Class CI, IO, 1.697%, 10/20/66(WAC)	4,732,409	356,923
Ser. 15-H09, Class BI, IO, 1.697%, 3/20/65(WAC)	60,955	4,446
Ser. 14-H25, Class BI, IO, 1.694%, 12/20/64(WAC)	1,746,104	126,500
Ser. 17-H04, Class BI, IO, 1.684%, 2/20/67(WAC)	4,925,183	640,274
Ser. 17-H06, Class MI, IO, 1.678%, 2/20/67(WAC)	1,821,739	197,371
Ser. 15-H04, Class AI, IO, 1.673%, 12/20/64(WAC)	3,766,989	301,359
Ser. 17-H16, Class CI, IO, 1.663%, 7/20/67(WAC)	5,873,475	325,831
Ser. 16-H12, Class AI, IO, 1.657%, 7/20/65(WAC)	327,310	23,227
Ser. 13-H14, Class XI, IO, 1.654%, 3/20/63(WAC)	210,364	8,309
Ser. 18-H05, Class BI, IO, 1.637%, 2/20/68(WAC)	2,021,023	250,733
Ser. 15-H22, Class EI, IO, 1.623%, 8/20/65(WAC)	174,600	7,805
Ser. 18-H01, Class IB, IO, 1.621%, 1/20/68(WAC)	7,769,557	390,032
Ser. 15-H24, Class BI, IO, 1.619%, 8/20/65(WAC)	290,379	11,241
Ser. 16-H02, Class HI, IO, 1.617%, 1/20/66(WAC)	229,804	18,063
Ser. 17-H08, Class EI, IO, 1.615%, 2/20/67(WAC)	2,526,885	306,385
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65(WAC)	224,073	17,276
Ser. 18-H08, Class FI, IO, 1.606%, 6/20/68(WAC)	2,997,159	300,187
Ser. 17-H06, Class EI, IO, 1.588%, 2/20/67(WAC)	132,528	8,269
Ser. 19-H15, Class CI, IO, 1.574%, 7/20/69(WAC)	11,874,740	699,493
Ser. 15-H14, Class BI, IO, 1.572%, 5/20/65(WAC)	308,569	13,046
Ser. 15-H01, Class BI, IO, 1.568%, 1/20/65(WAC)	5,177,702	327,495
Ser. 14-H23, Class BI, IO, 1.566%, 11/20/64(WAC)	5,309,980	419,345
Ser. 14-H13, Class BI, IO, 1.562%, 5/20/64(WAC)	190,974	8,833
FRB Ser. 12-H23, Class WI, IO, 1.562%, 10/20/62(WAC)	508,745	18,900
Ser. 17-H03, Class HI, IO, 1.561%, 1/20/67(WAC)	447,689	31,338
Ser. 11-H15, Class AI, IO, 1.539%, 6/20/61(WAC)	1,484,587	74,229
Ser. 16-H25, Class GI, IO, 1.503%, 11/20/66(WAC)	545,499	24,226
Ser. 17-H14, Class EI, IO, 1.494%, 6/20/67(WAC)	2,762,889	231,392
Ser. 14-H08, Class CI, IO, 1.485%, 3/20/64(WAC)	8,889,468	424,214
Ser. 14-H06, Class BI, IO, 1.476%, 2/20/64(WAC)	5,896,331	271,597
Ser. 17-H16, Class KI, IO, 1.468%, 8/20/67(WAC)	3,546,414	252,267
Ser. 14-H08, Class BI, IO, 1.463%, 4/20/64(WAC)	138,420	11,247
Ser. 10-H19, Class BI, IO, 1.462%, 8/20/60(WAC)	225,417	12,269
Ser. 13-H24, Class AI, IO, 1.454%, 9/20/63(WAC)	388,107	14,224
Ser. 10-H20, Class IF, IO, 1.447%, 10/20/60(WAC)	2,064,758	108,400
Ser. 12-H29, Class AI, IO, 1.446%, 10/20/62(WAC)	1,184,546	34,769
Ser. 12-H29, Class FI, IO, 1.446%, 10/20/62(WAC)	1,184,546	34,769
Ser. 12-H29, Class CI, IO, 1.434%, 2/20/62(WAC)	4,486,911	201,911
Ser. 16-H08, Class GI, IO, 1.432%, 4/20/66(WAC)	153,439	7,843
Ser. 14-H09, Class AI, IO, 1.432%, 1/20/64(WAC)	141,634	5,665
Ser. 18-H02, Class IM, IO, 1.394%, 2/20/68(WAC)	2,503,214	359,837
Ser. 18-H02, Class HI, IO, 1.354%, 1/20/68(WAC)	4,899,077	618,509
Ser. 12-H06, Class AI, IO, 1.348%, 1/20/62(WAC)	522,145	20,886
Ser. 18-H02, Class GI, IO, 1.337%, 12/20/67(WAC)	10,835,590	1,327,360
Ser. 11-H08, Class GI, IO, 1.266%, 3/20/61(WAC)	160,873	6,805
FRB Ser. 11-H07, Class FI, IO, 1.242%, 2/20/61(WAC)	344,798	9,034
Ser. 19-H20, Class H20, IO, 1.236%, 11/20/69(WAC)	12,012,004	1,047,297
Ser. 12-H11, Class FI, IO, 1.223%, 2/20/62(WAC)	6,486,463	196,605
Ser. 12-H10, Class AI, IO, 1.206%, 12/20/61(WAC)	3,855,228	125,295
Ser. 11-H16, Class FI, IO, 1.029%, 7/20/61(WAC)	1,434,111	48,314
Ser. 15-H26, Class CI, IO, 0.436%, 8/20/65(WAC)	187,544	2,232

		133,248,149
Commercial mortgage-backed securities (5.9%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	10,071
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45(WAC)	1,162,000	1,003,306
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	213,000	120,340
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	97,543
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	467,000	481,134
FRB Ser. 14-CR17, Class E, 4.848%, 5/10/47(WAC)	917,000	861,980
FRB Ser. 12-CR3, Class E, 4.751%, 10/15/45(WAC)	298,000	223,500
FRB Ser. 14-CR19, Class D, 4.73%, 8/10/47(WAC)	417,000	433,157
Ser. 12-CR4, Class B, 3.703%, 10/15/45	880,000	867,988
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	653,267
Ser. 15-LC19, Class D, 2.867%, 2/10/48	225,000	215,476
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	63,742	44,951
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	9,091	9,091
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	290,000	295,407
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	1,094,000	953,557
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.817%, 2/15/47(WAC)	1,394,000	1,282,434
FRB Ser. 13-C12, Class E, 4.10%, 7/15/45(WAC)	625,000	595,051
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	340,681
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	71,923
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	898,976	882,943
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	740,000	688,401
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.279%, 2/12/51(WAC)	933,000	725,349
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46(WAC)	641,000	647,931
FRB Ser. 11-C3, Class E, 5.664%, 2/15/46(WAC)	242,000	241,525
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45(WAC)	224,000	219,256
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	569,092
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	82,344
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	382,833	304,356
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.766%, 10/15/46(WAC)	545,000	507,653
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	1,067,453
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	932,000	484,640
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46(WAC)	482,000	450,651
FRB Ser. 13-C10, Class F, 4.083%, 7/15/46(WAC)	1,286,000	1,124,294
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	4,522	4,519
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	69,463	63,248
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.419%, 3/15/45(WAC)	332,000	337,737
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45(WAC)	392,000	329,280
FRB Ser. 11-C3, Class G, 5.244%, 7/15/49(WAC)	753,000	705,136
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45(WAC)	541,000	548,373
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	422,000	363,041
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.891%, 5/10/63(WAC)	37,000	9,539
FRB Ser. 12-C2, Class E, 4.891%, 5/10/63(WAC)	24,000	22,255
FRB Ser. 12-C4, Class D, 4.476%, 12/10/45(WAC)	485,000	491,799
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.285%, 7/15/46(WAC)	482,000	438,921
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	564,768
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C7, Class D, 4.813%, 6/15/45(WAC)	228,000	224,986
FRB Ser. 12-C7, Class E, 4.813%, 6/15/45(WAC)	653,000	561,580
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	628,000	586,387
FRB Ser. 13-C15, Class D, 4.493%, 8/15/46(WAC)	1,324,000	1,058,362
FRB Ser. 12-C10, Class D, 4.429%, 12/15/45(WAC)	674,000	599,462

		23,466,138
Residential mortgage-backed securities (non-agency) (18.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.817%, 5/25/47	2,091,294	1,284,155
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.256%, 9/25/35(WAC)	336,432	316,151
FRB Ser. 05-8, Class 21A1, 3.829%, 10/25/35(WAC)	656,597	612,165
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 2.127%, 1/25/36	215,847	257,937
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 1.947%, 11/25/36	511,749	607,015
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 1.857%, 9/25/46	91,801	94,087
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 5.477%, 10/25/29 (Bermuda)	186,000	186,684
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.807%, 11/25/47	1,693,000	1,456,215
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.082%, 4/25/37(WAC)	434,793	436,971
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 1.977%, 3/25/37	249,098	218,395
FRB Ser. 07-WFH3, Class M1, (1 Month US LIBOR + 0.26%), 1.887%, 6/25/37	206,000	201,880
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.013%, 8/25/46	111,155	103,385
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.993%, 6/25/46	32,380	30,062
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 2.287%, 11/20/35	176,174	157,642
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 1.827%, 2/20/47	390,324	309,563
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 1.817%, 8/25/46	124,912	118,666
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 1.817%, 8/25/46	323,737	301,075
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.817%, 8/25/46	352,690	319,062
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.20%), 1.827%, 4/25/46	48,339	43,829
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 4.926%, 1/25/30	404,000	404,000
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.127%, 5/25/28	248,528	325,810
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.627%, 7/25/28	247,511	328,246
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 10.977%, 4/25/28	310,765	396,347
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.177%, 12/25/27	1,403,641	1,663,494
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 7.977%, 9/25/28	1,370,000	1,515,061
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 6.777%, 10/25/29	250,000	286,654
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 6.627%, 12/25/28	420,000	449,872
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 6.577%, 7/25/29	773,000	893,504
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 6.077%, 3/25/30	250,000	276,316
Structured Agancy Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 5.527%, 4/25/29	1,900,000	2,041,731
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.477%, 3/25/29	343,000	363,871
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 4.777%, 7/25/30	498,000	516,058
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 3.927%, 9/25/30	614,000	620,772
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 13.877%, 2/25/49	260,000	371,597
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 12.877%, 4/25/49	2,150,000	3,001,426
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 12.627%, 10/25/48	301,000	416,648
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 12.377%, 1/25/49	164,000	222,253
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 12.127%, 3/25/49	755,000	1,005,568
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 9.777%, 7/25/49	624,000	754,751
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 9.377%, 9/25/48	818,000	955,547
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 6.277%, 1/25/49	320,000	357,250
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 5.977%, 3/25/49	270,000	292,949
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 5.877%, 10/25/48	2,280,000	2,544,022
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (1 Month US LIBOR + 4.10%), 5.727%, 4/25/49	1,187,000	1,279,858
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 5.527%, 9/25/48	600,000	660,280
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.327%, 12/25/30	1,788,000	1,913,917
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	259,493
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	426,632
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	284,000	314,381
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	384,178
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.277%, 1/25/49	1,084,000	1,095,489
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.077%, 3/25/49	1,217,033	1,229,498
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 3.977%, 2/25/49	390,000	394,726
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 3.927%, 10/25/48	68,800	70,171
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.777%, 12/25/30	2,920,000	2,943,834
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.377%, 10/25/28	815,036	1,150,707
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 13.877%, 9/25/28	60,745	87,503
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.377%, 10/25/28	86,665	122,960
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.377%, 8/25/28	26,768	37,806
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.377%, 1/25/29	44,883	59,849
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 10.877%, 4/25/29	249,378	323,836
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.527%, 10/25/28	507,772	551,154
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.327%, 4/25/28	1,360,248	1,510,198
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.177%, 4/25/28	532,196	568,898
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.127%, 9/25/29	1,085,000	1,291,052
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 6.927%, 10/25/28	380,755	414,250
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 6.677%, 11/25/29	964,000	1,122,753
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.627%, 7/25/25	135,963	144,399
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.477%, 10/25/29	1,000,000	1,150,943
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 6.127%, 12/25/30	923,000	1,032,331
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.077%, 5/25/30	284,000	319,396
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 6.077%, 2/25/30	761,000	842,109
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.077%, 1/25/29	45,350	48,043
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 5.977%, 5/25/29	365,759	382,684
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 5.877%, 1/25/31	2,020,000	2,232,219
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 5.727%, 3/25/31	277,000	307,195
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 5.377%, 3/25/31	90,000	95,211
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.227%, 1/25/30	755,000	817,285
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.177%, 7/25/30	761,000	817,382
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.427%, 2/25/30	757,970	778,462
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.177%, 12/25/30	261,000	265,538
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 4.127%, 5/25/30	1,895,676	1,928,350
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 3.977%, 1/25/31	50,000	50,718
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 3.877%, 7/25/30	195,000	197,589
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 6.877%, 6/25/39	2,230,000	2,469,176
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (1 Month US LIBOR + 4.35%), 5.977%, 4/25/31	500,000	549,191
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 5.777%, 8/25/31	1,477,000	1,614,449
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 5.727%, 7/25/39	706,000	737,251
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 5.727%, 9/25/31	184,000	197,353
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 5.377%, 9/25/39	700,000	729,335
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 4.877%, 1/25/40	1,592,000	1,593,929
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 3.727%, 6/25/39	1,230,000	1,242,817
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 3.627%, 7/25/39	430,000	430,750
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 1.877%, 1/25/36	431,295	255,802
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 1.807%, 5/25/36	90,422	36,890
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.09%), 1.717%, 1/25/36	1,365,804	662,415
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 1.937%, 5/25/37	533,785	383,217
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 2.347%, 1/19/35	358,061	220,313
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.054%, 6/25/36(WAC)	37,925	35,778
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 1.827%, 6/25/37	205,032	113,793
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	238,000	237,429
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.047%, 2/26/37	396,766	367,180
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 2.572%, 8/25/35	21,144	20,686
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.477%, 7/25/28 (Bermuda)	662,000	667,164
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 5.977%, 7/25/29 (Bermuda)	191,000	191,110
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 5.127%, 7/25/29 (Bermuda)	159,000	162,618
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.377%, 4/25/27 (Bermuda)	617,000	638,904
Radnor Re, Ltd. 144A
Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 5.169%, 2/25/30	1,020,000	1,029,550
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.327%, 3/25/28 (Bermuda)	964,000	973,640
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 1.837%, 8/25/36	120,675	112,831
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 1.807%, 1/25/37	58,912	54,394
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 1.747%, 8/25/36	363,541	340,753
Triangle Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 19-1, Class B1, (1 Month US LIBOR + 4.15%), 5.777%, 11/26/29	879,000	907,568
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.129%, 9/25/35(WAC)	333,068	339,539
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 2.547%, 10/25/44	140,222	137,627
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.057%, 10/25/45	101,787	101,347
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 4.926%, 4/25/36(WAC)	345,415	357,505

		74,594,267

Total mortgage-backed securities (cost $226,296,094)		$231,308,554

ASSET-BACKED SECURITIES (2.7%)(a)
	Principal amount	Value
Finance of America HECM Buyout 144A FRB Ser. 20-HB1, Class M4, 4.075%, 3/25/20	$1,782,000	$1,782,000
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	1,115,000	1,066,052
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.427%, 6/25/52	707,000	707,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 1.15%, 10/22/20	1,437,000	1,437,088
Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	600,000	591,426
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	203,000	204,015
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.379%, 10/24/20	1,350,000	1,350,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.329%, 9/24/20	1,361,000	1,361,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.329%, 6/24/20	907,000	907,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.277%, 8/25/52	520,000	520,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), zero %, 3/26/21	710,000	710,000

Total asset-backed securities (cost $10,605,290)		$10,635,581

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Goldman Sachs International
1.39875/3 month USD-LIBOR-BBA/Mar-30	Mar-20/1.39875	$31,533,700	$1,005,294
(1.61875)/3 month USD-LIBOR-BBA/Mar-30	Mar-20/1.61875	31,533,700	5,991
Morgan Stanley & Co. International PLC
1.303/3 month USD-LIBOR-BBA/Mar-22	Mar-20/1.303	141,901,500	1,034,462
(1.483)/3 month USD-LIBOR-BBA/Mar-22	Mar-20/1.483	141,901,500	142

Total purchased swap options outstanding (cost $479,313)			$2,045,889

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Mar-20/101.97	$241,000,000	$241,000,000	$2,506,641
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Mar-20/103.14	28,000,000	28,000,000	201,572

Total purchased options outstanding (cost $562,188)				$2,708,213

SHORT-TERM INVESTMENTS (41.8%)(a)
		Principal amount/ shares	Value
Interest in $490,961,000 joint tri-party repurchase agreement dated 2/28/20 with Citigroup Global Markets, Inc. due 3/2/20 - maturity value of $49,404,628 for an effective yield of 1.610% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 8/1/49 to 9/1/49, valued at $500,780,220)		$49,398,000	$49,398,000
Putnam Short Term Investment Fund 1.74%(AFF)	Shares	94,369,046	94,369,046
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	1,774,000	1,774,000
U.S. Treasury Bills 1.907%, 3/12/20(SEGSF)(SEGCCS)		$1,788,000	1,787,268
U.S. Treasury Bills 1.614%, 4/9/20(SEGCCS)		177,000	176,739
U.S. Treasury Bills 1.581%, 4/16/20(SEGSF)(SEGCCS)		2,418,000	2,413,881
U.S. Treasury Bills 1.567%, 5/21/20(SEGSF)(SEGCCS)		2,997,000	2,988,533
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		2,663,000	2,656,652
U.S. Treasury Bills 1.559%, 6/11/20(SEGSF)(SEGCCS)		5,806,000	5,786,042
U.S. Treasury Bills 1.551%, 5/14/20(SEGSF)(SEGCCS)		203,000	202,469
U.S. Treasury Bills 1.544%, 6/4/20(SEGSF)(SEGCCS)		1,665,000	1,659,554
U.S. Treasury Bills 1.541%, 4/23/20(SEGCCS)		165,000	164,677
U.S. Treasury Bills 1.536%, 4/21/20(SEGSF)(SEGCCS)		2,516,000	2,511,239
U.S. Treasury Bills 1.530%, 7/16/20(SEGSF)(SEGCCS)		300,000	298,681

Total short-term investments (cost $166,175,322)			$166,186,781
TOTAL INVESTMENTS

Total investments (cost $639,515,464)			$650,041,837

WRITTEN SWAP OPTIONS OUTSTANDING at 2/29/20 (premiums $459,604) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Goldman Sachs International
1.50875/3 month USD-LIBOR-BBA/Mar-30	Mar-20/1.50875	$15,766,900	$6,937
(1.50875)/3 month USD-LIBOR-BBA/Mar-30	Mar-20/1.50875	15,766,900	659,845
Morgan Stanley & Co. International PLC
1.393/3 month USD-LIBOR-BBA/Mar-22	Mar-20/1.393	70,950,600	710
(1.393)/3 month USD-LIBOR-BBA/Mar-22	Mar-20/1.393	70,950,600	642,103

Total			$1,309,595

WRITTEN OPTIONS OUTSTANDING at 2/29/20 (premiums $562,188) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Mar-20/$101.97	$241,000,000	$241,000,000	$723
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Mar-20/103.14	28,000,000	28,000,000	168

Total				$891

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
1.58/3 month USD-LIBOR-BBA/Mar-25 (Purchased)	Mar-20/1.58	$37,573,300	$(371,036)	$804,444
(1.58)/3 month USD-LIBOR-BBA/Mar-25 (Purchased)	Mar-20/1.58	37,573,300	(371,036)	(369,721)

Unrealized appreciation				804,444

Unrealized (depreciation)				(369,721)

Total				$434,723

TBA SALE COMMITMENTS OUTSTANDING at 2/29/20 (proceeds receivable $85,225,781) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 3/1/50	$1,000,000	3/23/20	$1,036,094
Uniform Mortgage-Backed Securities, 4.50%, 3/1/50	1,000,000	3/12/20	1,067,305
Uniform Mortgage-Backed Securities, 3.50%, 3/1/50	3,000,000	3/12/20	3,115,547
Uniform Mortgage-Backed Securities, 3.00%, 3/1/50	78,000,000	3/12/20	80,333,908

Total			$85,552,854

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$39,417,000	$2,157,884		$279,338	12/31/29	3 month USD-LIBOR-BBA — Quarterly	1.67% — Semiannually	$2,417,051
		78,834,100	5,210,067		(253,314)	12/31/29	1.79% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,438,806)
		514,898,600	6,800,781	(E)	(439,006)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,239,787)
		1,543,600	281,806	(E)	(8,307)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	273,499
		138,188,800	8,736,987	(E)	486,604	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	9,223,592
		225,647,800	7,517,908	(E)	(622,747)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,140,656)
		3,115,000	619,922		(106)	12/27/49	3 month USD-LIBOR-BBA — Quarterly	2.069% — Semiannually	620,325
		3,329,000	666,889		(114)	12/30/49	3 month USD-LIBOR-BBA — Quarterly	2.0735% — Semiannually	667,231
		4,977,000	361,151		(66)	12/30/29	1.859% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(360,090)
		7,213,000	266,773		(58)	1/2/25	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	264,606
		4,633,500	285,841		(61)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(285,027)
		6,185,000	416,541		(82)	1/10/30	3 month USD-LIBOR-BBA — Quarterly	1.8035% — Semiannually	416,192
		19,240,000	233,208		(73)	1/10/22	1.641% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(228,020)
		1,489,000	274,441		(51)	1/10/50	3 month USD-LIBOR-BBA — Quarterly	2.0115% — Semiannually	274,764
		63,067,200	3,844,261		(224,725)	2/12/30	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	3,623,232
		31,533,700	2,208,400		217,953	2/12/30	1.829% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,993,876)
		10,515,000	320,792		(85)	1/23/25	1.5905% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(318,482)
		5,997,000	262,980		(80)	1/29/30	1.5545% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(261,887)
		4,815,000	556,773		(164)	2/18/50	3 month USD-LIBOR-BBA — Quarterly	1.743% — Semiannually	556,924
		11,286,000	502,430		(150)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.5615% — Semiannually	502,280
		27,092,000	261,600		(102)	2/18/22	1.4735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(260,840)
		14,351,000	305,203		(116)	2/18/25	1.395% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(304,455)
		4,181,000	284,751		(143)	2/25/50	1.5585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(285,005)
		6,667,000	74,990		(54)	2/26/25	1.188% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,925)
		18,640,000	218,610		(151)	2/27/25	1.1975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(218,697)
		1,324,000	13,053		(11)	2/28/25	1.1575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,073)

	Total				$(565,871)				$(6,583,930)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$83,709	$75,253	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	$7,608
27,873	25,743	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,811
35,033	32,356	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,276
Credit Suisse International
173,758	156,205	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(15,794)
62,906	58,098	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,087)
14,692	13,643	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(879)
13,422	12,433	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(837)
Goldman Sachs International
5,620	5,044	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	521
90,049	80,952	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	8,185
16,033	14,888	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(959)
JPMorgan Securities LLC
9,121	8,449	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(569)
22,542	20,881	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,406

Upfront premium received		—	Unrealized appreciation			21,807

Upfront premium (paid)		—	Unrealized (depreciation)			(23,125)

	Total	$—			Total	$(1,318)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/29/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$132	1/17/47	300 bp — Monthly	$(96)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	71,327	439,000	70,635	5/11/63	500 bp — Monthly	692
	CMBX NA BB.6 Index	BB-/P	285,037	1,987,000	319,708	5/11/63	500 bp — Monthly	(33,291)
	CMBX NA BB.7 Index	BB/P	60,373	1,183,000	80,089	1/17/47	500 bp — Monthly	(18,546)
	CMBX NA BBB-.6 Index	BBB-/P	34,695	434,000	35,762	5/11/63	300 bp — Monthly	(958)
	CMBX NA BBB-.6 Index	BBB-/P	170,059	2,498,000	205,835	5/11/63	300 bp — Monthly	(34,735)
	CMBX NA BBB-.6 Index	BBB-/P	192,782	2,930,000	241,432	5/11/63	300 bp — Monthly	(47,429)
	CMBX NA BBB-.6 Index	BBB-/P	298,850	4,532,000	373,437	5/11/63	300 bp — Monthly	(72,698)
	CMBX NA BBB-.6 Index	BBB-/P	2,275,689	35,737,000	2,944,729	5/11/63	300 bp — Monthly	(654,144)
	Credit Suisse International
	CMBX NA A.7 Index	A/P	110	3,000	68	1/17/47	200 bp — Monthly	180
	CMBX NA BB.7 Index	BB/P	44,810	335,000	22,680	1/17/47	500 bp — Monthly	22,363
	CMBX NA BBB-.6 Index	BBB-/P	1,768	16,000	1,318	5/11/63	300 bp — Monthly	456
	CMBX NA BBB-.6 Index	BBB-/P	4,088	37,000	3,049	5/11/63	300 bp — Monthly	1,055
	CMBX NA BBB-.6 Index	BBB-/P	213,765	2,275,000	187,460	5/11/63	300 bp — Monthly	27,252
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	462	1/17/47	300 bp — Monthly	926
	Goldman Sachs International
	CMBX NA BB.6 Index	BB-/P	33,375	240,000	38,616	5/11/63	500 bp — Monthly	(5,074)
	CMBX NA BB.6 Index	BB-/P	34,230	241,000	38,777	5/11/63	500 bp — Monthly	(4,380)
	CMBX NA BB.6 Index	BB-/P	39,497	330,000	53,097	5/11/63	500 bp — Monthly	(13,371)
	CMBX NA BB.6 Index	BB-/P	57,845	368,000	59,211	5/11/63	500 bp — Monthly	(1,111)
	CMBX NA BB.6 Index	BB-/P	59,139	506,000	81,415	5/11/63	500 bp — Monthly	(21,925)
	CMBX NA BB.6 Index	BB-/P	116,897	1,011,000	162,670	5/11/63	500 bp — Monthly	(45,071)
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	82	5/11/63	300 bp — Monthly	(14)
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	82	5/11/63	300 bp — Monthly	(3)
	CMBX NA BBB-.6 Index	BBB-/P	833	6,000	494	5/11/63	300 bp — Monthly	342
	CMBX NA BBB-.6 Index	BBB-/P	520	6,000	494	5/11/63	300 bp — Monthly	28
	CMBX NA BBB-.6 Index	BBB-/P	758	7,000	577	5/11/63	300 bp — Monthly	184
	CMBX NA BBB-.6 Index	BBB-/P	580	7,000	577	5/11/63	300 bp — Monthly	6
	CMBX NA BBB-.6 Index	BBB-/P	780	7,000	577	5/11/63	300 bp — Monthly	206
	CMBX NA BBB-.6 Index	BBB-/P	1,959	13,000	1,071	5/11/63	300 bp — Monthly	893
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	1,318	5/11/63	300 bp — Monthly	70
	CMBX NA BBB-.6 Index	BBB-/P	2,196	19,000	1,566	5/11/63	300 bp — Monthly	638
	CMBX NA BBB-.6 Index	BBB-/P	4,985	35,000	2,884	5/11/63	300 bp — Monthly	2,116
	CMBX NA BBB-.6 Index	BBB-/P	2,932	39,000	3,214	5/11/63	300 bp — Monthly	(266)
	CMBX NA BBB-.6 Index	BBB-/P	6,344	40,000	3,296	5/11/63	300 bp — Monthly	3,065
	CMBX NA BBB-.6 Index	BBB-/P	4,589	41,000	3,378	5/11/63	300 bp — Monthly	1,227
	CMBX NA BBB-.6 Index	BBB-/P	4,408	47,000	3,873	5/11/63	300 bp — Monthly	555
	CMBX NA BBB-.6 Index	BBB-/P	6,102	52,000	4,285	5/11/63	300 bp — Monthly	1,839
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	5,026	5/11/63	300 bp — Monthly	1,806
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	5,026	5/11/63	300 bp — Monthly	1,806
	CMBX NA BBB-.6 Index	BBB-/P	18,576	121,000	9,970	5/11/63	300 bp — Monthly	8,656
	CMBX NA BBB-.6 Index	BBB-/P	19,769	166,000	13,678	5/11/63	300 bp — Monthly	6,160
	CMBX NA BBB-.6 Index	BBB-/P	28,389	179,000	14,750	5/11/63	300 bp — Monthly	13,714
	CMBX NA BBB-.6 Index	BBB-/P	22,689	192,000	15,821	5/11/63	300 bp — Monthly	6,948
	CMBX NA BBB-.6 Index	BBB-/P	22,767	192,000	15,821	5/11/63	300 bp — Monthly	7,027
	CMBX NA BBB-.6 Index	BBB-/P	31,086	196,000	16,150	5/11/63	300 bp — Monthly	15,017
	CMBX NA BBB-.6 Index	BBB-/P	42,824	274,000	22,578	5/11/63	300 bp — Monthly	20,361
	CMBX NA BBB-.6 Index	BBB-/P	20,957	286,000	23,566	5/11/63	300 bp — Monthly	(2,491)
	CMBX NA BBB-.6 Index	BBB-/P	21,083	286,000	23,566	5/11/63	300 bp — Monthly	(2,364)
	CMBX NA BBB-.6 Index	BBB-/P	22,360	295,000	24,308	5/11/63	300 bp — Monthly	(1,850)
	CMBX NA BBB-.6 Index	BBB-/P	37,025	300,000	24,720	5/11/63	300 bp — Monthly	12,430
	CMBX NA BBB-.6 Index	BBB-/P	34,253	310,000	25,544	5/11/63	300 bp — Monthly	8,838
	CMBX NA BBB-.6 Index	BBB-/P	36,669	328,000	27,027	5/11/63	300 bp — Monthly	9,778
	CMBX NA BBB-.6 Index	BBB-/P	29,179	364,000	29,994	5/11/63	300 bp — Monthly	(724)
	CMBX NA BBB-.6 Index	BBB-/P	39,747	626,000	51,582	5/11/63	300 bp — Monthly	(11,575)
	CMBX NA BBB-.6 Index	BBB-/P	65,070	857,000	70,617	5/11/63	300 bp — Monthly	(5,189)
	CMBX NA BBB-.6 Index	BBB-/P	57,980	1,119,000	92,206	5/11/63	300 bp — Monthly	(33,759)
	CMBX NA BBB-.6 Index	BBB-/P	58,964	1,151,000	94,842	5/11/63	300 bp — Monthly	(35,399)
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	110	1/17/47	300 bp — Monthly	262
	CMBX NA BBB-.7 Index	BBB-/P	3,816	37,000	814	1/17/47	300 bp — Monthly	3,017
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	1,144	1/17/47	300 bp — Monthly	3,105
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	1,254	1/17/47	300 bp — Monthly	3,625
	CMBX NA BBB-.7 Index	BBB-/P	7,472	86,000	1,892	1/17/47	300 bp — Monthly	5,616
	CMBX NA BBB-.7 Index	BBB-/P	23,196	206,000	4,532	1/17/47	300 bp — Monthly	18,749
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	23,189	289,000	25,172	5/11/63	500 bp — Monthly	(1,782)
	CMBX NA BB.6 Index	BB-/P	858,219	6,017,000	968,135	5/11/63	500 bp — Monthly	(105,737)
	CMBX NA BB.7 Index	BB/P	13,194	254,000	17,196	1/17/47	500 bp — Monthly	(3,825)
	CMBX NA BBB-.6 Index	BBB-/P	88,955	1,401,000	115,442	5/11/63	300 bp — Monthly	(25,903)
	CMBX NA BBB-.6 Index	BBB-/P	4,025,430	64,870,000	5,345,288	5/11/63	300 bp — Monthly	(1,270,845)
	CMBX NA BBB-.7 Index	BBB-/P	345,344	3,067,000	67,474	1/17/47	300 bp — Monthly	279,148
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	98,400	880,000	141,592	5/11/63	500 bp — Monthly	(42,581)
	CMBX NA BB.7 Index	BB/P	16,216	134,000	9,072	1/17/47	500 bp — Monthly	7,238
	CMBX NA BB.7 Index	BB/P	27,163	287,000	19,430	1/17/47	500 bp — Monthly	7,932
	CMBX NA BBB-.6 Index	BBB-/P	17,670	246,000	20,270	5/11/63	300 bp — Monthly	(2,498)
	CMBX NA BBB-.6 Index	BBB-/P	23,074	313,000	25,791	5/11/63	300 bp — Monthly	(2,587)
	CMBX NA BBB-.6 Index	BBB-/P	29,676	328,000	27,027	5/11/63	300 bp — Monthly	2,785
	CMBX NA BBB-.6 Index	BBB-/P	42,790	561,000	46,226	5/11/63	300 bp — Monthly	(3,202)
	CMBX NA BBB-.6 Index	BBB-/P	114,301	1,567,000	129,121	5/11/63	300 bp — Monthly	(14,166)
	CMBX NA BBB-.6 Index	BBB-/P	95,460	1,742,000	143,541	5/11/63	300 bp — Monthly	(47,355)
	CMBX NA BBB-.6 Index	BBB-/P	152,021	2,365,000	194,876	5/11/63	300 bp — Monthly	(41,869)
	CMBX NA BBB-.6 Index	BBB-/P	392,433	4,395,000	362,148	5/11/63	300 bp — Monthly	32,116
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	BB-/P	37,077	305,000	49,075	5/11/63	500 bp — Monthly	(11,786)
	CMBX NA BB.6 Index	BB-/P	100,413	418,000	67,256	5/11/63	500 bp — Monthly	33,447
	CMBX NA BB.6 Index	BB-/P	100,497	556,000	89,460	5/11/63	500 bp — Monthly	11,423
	CMBX NA BBB-.6 Index	BBB-/P	41,903	571,000	47,050	5/11/63	300 bp — Monthly	(4,909)
	CMBX NA BBB-.6 Index	BBB-/P	59,391	711,000	58,586	5/11/63	300 bp — Monthly	805
	CMBX NA BBB-.6 Index	BBB-/P	69,002	1,051,000	86,602	5/11/63	300 bp — Monthly	(17,162)
	CMBX NA BBB-.6 Index	BBB-/P	69,717	1,056,000	87,014	5/11/63	300 bp — Monthly	(16,857)
	CMBX NA BBB-.6 Index	BBB-/P	87,617	1,093,000	90,063	5/11/63	300 bp — Monthly	(2,173)
	CMBX NA BBB-.6 Index	BBB-/P	110,571	1,476,000	121,622	5/11/63	300 bp — Monthly	(10,559)
	CMBX NA BBB-.6 Index	BBB-/P	2,352,329	35,507,000	2,925,777	5/11/63	300 bp — Monthly	(558,653)
	CMBX NA BBB-.7 Index	BBB-/P	2,965	30,000	660	1/17/47	300 bp — Monthly	2,317

Upfront premium received			14,096,219		Unrealized appreciation			588,219

Upfront premium (paid)			—		Unrealized (depreciation)			(3,230,912)

	Total		$14,096,219				Total	$(2,642,693)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/29/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$68	1/17/47	(200 bp) — Monthly	$(91)
	CMBX NA BB.10 Index	(13,985)	134,000	11,671	11/17/59	(500 bp) — Monthly	(2,406)
	CMBX NA BB.10 Index	(12,061)	110,000	9,581	11/17/59	(500 bp) — Monthly	(2,557)
	CMBX NA BB.11 Index	(53,073)	735,000	54,758	11/18/54	(500 bp) — Monthly	1,174
	CMBX NA BB.11 Index	(78,125)	603,000	44,924	11/18/54	(500 bp) — Monthly	(33,620)
	CMBX NA BB.11 Index	(26,404)	509,000	37,921	11/18/54	(500 bp) — Monthly	11,163
	CMBX NA BB.11 Index	(25,963)	509,000	37,921	11/18/54	(500 bp) — Monthly	11,604
	CMBX NA BB.11 Index	(17,530)	255,000	18,998	11/18/54	(500 bp) — Monthly	1,290
	CMBX NA BB.11 Index	(13,102)	139,000	10,356	11/18/54	(500 bp) — Monthly	(2,843)
	CMBX NA BB.12 Index	(43,855)	511,000	46,246	8/17/61	(500 bp) — Monthly	2,177
	CMBX NA BB.12 Index	(43,855)	511,000	46,246	8/17/61	(500 bp) — Monthly	2,177
	CMBX NA BB.8 Index	(38,367)	309,000	40,139	10/17/57	(500 bp) — Monthly	1,558
	CMBX NA BB.9 Index	(213,871)	2,072,000	120,383	9/17/58	(500 bp) — Monthly	(94,927)
	CMBX NA BB.9 Index	(42,325)	656,000	38,114	9/17/58	(500 bp) — Monthly	(4,667)
	CMBX NA BB.9 Index	(19,793)	546,000	31,723	9/17/58	(500 bp) — Monthly	11,550
	CMBX NA BB.9 Index	(21,078)	537,000	31,200	9/17/58	(500 bp) — Monthly	9,749
	CMBX NA BB.9 Index	(11,893)	295,000	17,140	9/17/58	(500 bp) — Monthly	5,042
	CMBX NA BB.9 Index	(18,582)	288,000	16,733	9/17/58	(500 bp) — Monthly	(2,049)
	CMBX NA BBB-.7 Index	(989)	196,000	4,312	1/17/47	(300 bp) — Monthly	3,242
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	36,930	11/17/59	(500 bp) — Monthly	(13,785)
	CMBX NA BB.10 Index	(27,719)	223,000	19,423	11/17/59	(500 bp) — Monthly	(8,450)
	CMBX NA BB.9 Index	(22,355)	223,000	12,956	9/17/58	(500 bp) — Monthly	(9,554)
	Goldman Sachs International
	CMBX NA BB.7 Index	(43,198)	227,000	15,368	1/17/47	(500 bp) — Monthly	(27,988)
	CMBX NA BB.8 Index	(11,330)	100,000	12,990	10/17/57	(500 bp) — Monthly	1,591
	CMBX NA BB.9 Index	(16,195)	417,000	24,228	9/17/58	(500 bp) — Monthly	7,743
	CMBX NA BB.9 Index	(62,086)	390,000	22,659	9/17/58	(500 bp) — Monthly	(39,698)
	CMBX NA BB.9 Index	(26,089)	250,000	14,525	9/17/58	(500 bp) — Monthly	(11,738)
	CMBX NA BB.9 Index	(31,123)	197,000	11,446	9/17/58	(500 bp) — Monthly	(19,814)
	CMBX NA BB.9 Index	(30,349)	190,000	11,039	9/17/58	(500 bp) — Monthly	(19,442)
	CMBX NA BB.9 Index	(6,035)	56,000	3,254	9/17/58	(500 bp) — Monthly	(2,821)
	CMBX NA BB.9 Index	(6,188)	52,000	3,021	9/17/58	(500 bp) — Monthly	(3,203)
	CMBX NA BB.9 Index	(6,258)	52,000	3,021	9/17/58	(500 bp) — Monthly	(3,273)
	CMBX NA BBB-.6 Index	(32,934)	601,000	49,522	5/11/63	(300 bp) — Monthly	16,338
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(71,624)	972,000	72,414	11/18/54	(500 bp) — Monthly	790
	CMBX NA BB.11 Index	(49,084)	720,000	53,640	11/18/54	(500 bp) — Monthly	4,056
	CMBX NA BB.11 Index	(28,090)	497,000	37,027	11/18/54	(500 bp) — Monthly	8,660
	CMBX NA BB.11 Index	(25,008)	494,000	36,803	11/18/54	(500 bp) — Monthly	11,452
	CMBX NA BB.11 Index	(32,723)	480,000	35,760	11/18/54	(500 bp) — Monthly	2,704
	CMBX NA BB.11 Index	(47,241)	475,000	35,388	11/18/54	(500 bp) — Monthly	(12,183)
	CMBX NA BB.11 Index	(44,610)	448,000	33,376	11/18/54	(500 bp) — Monthly	(11,545)
	CMBX NA BB.11 Index	(14,592)	135,000	10,058	11/18/54	(500 bp) — Monthly	(4,629)
	CMBX NA BB.11 Index	(6,881)	67,000	4,992	11/18/54	(500 bp) — Monthly	(1,936)
	CMBX NA BB.12 Index	(26,353)	289,000	26,155	8/17/61	(500 bp) — Monthly	(399)
	CMBX NA BB.7 Index	(433,811)	3,428,000	232,076	1/17/47	(500 bp) — Monthly	(204,116)
	CMBX NA BB.9 Index	(22,363)	528,000	30,677	9/17/58	(500 bp) — Monthly	7,947
	CMBX NA BB.9 Index	(22,403)	497,000	28,876	9/17/58	(500 bp) — Monthly	6,197
	CMBX NA BB.9 Index	(27,041)	469,000	27,249	9/17/58	(500 bp) — Monthly	(118)
	CMBX NA BB.9 Index	(44,770)	317,000	18,418	9/17/58	(500 bp) — Monthly	(26,572)
	CMBX NA BB.9 Index	(42,747)	274,000	15,919	9/17/58	(500 bp) — Monthly	(27,018)
	CMBX NA BB.9 Index	(7,666)	50,000	2,905	9/17/58	(500 bp) — Monthly	(4,796)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	29,179	11/17/59	(500 bp) — Monthly	9,885
	CMBX NA BB.11 Index	(47,626)	475,000	35,388	11/18/54	(500 bp) — Monthly	(12,569)
	CMBX NA BB.11 Index	(14,902)	278,000	20,711	11/18/54	(500 bp) — Monthly	5,616
	CMBX NA BB.9 Index	(130,311)	3,345,000	194,345	9/17/58	(500 bp) — Monthly	61,710
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(14,053)	134,000	11,671	11/17/59	(500 bp) — Monthly	(2,475)
	CMBX NA BB.11 Index	(58,139)	592,000	44,104	11/18/54	(500 bp) — Monthly	(14,446)
	CMBX NA BB.11 Index	(11,420)	117,000	8,717	11/18/54	(500 bp) — Monthly	(2,785)
	CMBX NA BB.11 Index	(9,910)	104,000	7,748	11/18/54	(500 bp) — Monthly	(2,235)
	CMBX NA BB.12 Index	(55,505)	1,051,000	95,116	8/17/61	(500 bp) — Monthly	38,880
	CMBX NA BB.12 Index	(29,136)	413,000	37,377	8/17/61	(500 bp) — Monthly	8,011
	CMBX NA BB.12 Index	(28,670)	401,000	36,291	8/17/61	(500 bp) — Monthly	7,342
	CMBX NA BB.12 Index	(20,225)	277,000	25,069	8/17/61	(500 bp) — Monthly	4,651
	CMBX NA BB.12 Index	(8,086)	99,000	8,960	9/17/58	(500 bp) — Monthly	805
	CMBX NA BB.7 Index	(93,373)	499,000	33,782	1/17/47	(500 bp) — Monthly	(59,938)
	CMBX NA BB.7 Index	(34,709)	180,000	12,186	1/17/47	(500 bp) — Monthly	(22,648)
	CMBX NA BB.9 Index	(37,254)	1,056,000	61,354	9/17/58	(500 bp) — Monthly	23,366
	CMBX NA BB.9 Index	(71,437)	475,000	27,598	9/17/58	(500 bp) — Monthly	(44,169)
	CMBX NA BB.9 Index	(62,827)	472,000	27,423	9/17/58	(500 bp) — Monthly	(35,732)
	CMBX NA BB.9 Index	(63,845)	470,000	27,307	9/17/58	(500 bp) — Monthly	(36,865)
	CMBX NA BB.9 Index	(27,541)	453,000	26,319	9/17/58	(500 bp) — Monthly	(1,536)
	CMBX NA BB.9 Index	(27,862)	453,000	26,319	9/17/58	(500 bp) — Monthly	(1,857)
	CMBX NA BB.9 Index	(61,252)	448,000	26,029	9/17/58	(500 bp) — Monthly	(35,534)
	CMBX NA BB.9 Index	(33,433)	445,000	25,855	9/17/58	(500 bp) — Monthly	(7,887)
	CMBX NA BB.9 Index	(62,380)	433,000	25,157	9/17/58	(500 bp) — Monthly	(37,523)
	CMBX NA BB.9 Index	(63,975)	424,000	24,634	9/17/58	(500 bp) — Monthly	(39,635)
	CMBX NA BB.9 Index	(15,950)	408,000	23,705	9/17/58	(500 bp) — Monthly	7,471
	CMBX NA BB.9 Index	(24,129)	392,000	22,775	9/17/58	(500 bp) — Monthly	(1,626)
	CMBX NA BB.9 Index	(56,493)	363,000	21,090	9/17/58	(500 bp) — Monthly	(35,655)
	CMBX NA BB.9 Index	(18,846)	349,000	20,277	9/17/58	(500 bp) — Monthly	1,189
	CMBX NA BB.9 Index	(16,455)	332,000	19,289	9/17/58	(500 bp) — Monthly	2,603
	CMBX NA BB.9 Index	(32,543)	215,000	12,492	9/17/58	(500 bp) — Monthly	(20,201)
	CMBX NA BB.9 Index	(32,543)	215,000	12,492	9/17/58	(500 bp) — Monthly	(20,201)
	CMBX NA BB.9 Index	(18,287)	208,000	12,085	9/17/58	(500 bp) — Monthly	(6,347)
	CMBX NA BB.9 Index	(15,052)	176,000	10,226	9/17/58	(500 bp) — Monthly	(4,949)
	CMBX NA BB.9 Index	(5,909)	147,000	8,541	9/17/58	(500 bp) — Monthly	2,529
	CMBX NA BB.9 Index	(10,790)	117,000	6,798	9/17/58	(500 bp) — Monthly	(4,073)
	CMBX NA BB.9 Index	(12,489)	103,000	5,984	9/17/58	(500 bp) — Monthly	(6,576)
	CMBX NA BB.9 Index	(6,305)	52,000	3,021	9/17/58	(500 bp) — Monthly	(3,320)

Upfront premium received		—			Unrealized appreciation		302,262

	Upfront premium (paid)	(3,366,883)			Unrealized (depreciation)		(1,057,020)

	Total	$(3,366,883)				Total	$(754,758)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $397,472,546.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
Short-term investments
	Putnam Short Term Investment Fund*	$44,234,078	$50,532,761	$397,793	$1,087,509	$94,369,046

	Total Short-term investments	$44,234,078	$50,532,761	$397,793	$1,087,509	$94,369,046
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $13,021,606.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,993,527.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $358,310,445 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $50,385,960 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,403,376 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $13,021,606 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$10,635,581	$—
Mortgage-backed securities	—	231,308,554	—
Purchased options outstanding	—	2,708,213	—
Purchased swap options outstanding	—	2,045,889	—
U.S. government and agency mortgage obligations	—	237,156,819	—
Short-term investments	96,143,046	70,043,735	—

Totals by level	$96,143,046	$553,898,791	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(891)	$—
Written swap options outstanding	—	(1,309,595)	—
Forward premium swap option contracts	—	434,723	—
TBA sale commitments	—	(85,552,854)	—
Interest rate swap contracts	—	(6,018,059)	—
Total return swap contracts	—	(1,318)	—
Credit default contracts	—	(14,126,787)	—

Totals by level	$—	$(106,574,781)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$219,700,000
Purchased swap option contracts (contract amount)	$240,300,000
Written TBA commitment option contracts (contract amount)	$235,000,000
Written swap option contracts (contract amount)	$89,300,000
Centrally cleared interest rate swap contracts (notional)	$1,119,500,000
OTC total return swap contracts (notional)	$610,000
OTC credit default contracts (notional)	$177,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com